Secured Borrowings (Nord LB Facility Narrative) (Details) (USD $)			1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Nord LB Facility [Member]	Feb. 29, 2012 Nord LB Facility [Member]	Dec. 31, 2012 Nord LB Facility [Member]	Nov. 30, 2012 Nord LB Facility [Member]	Dec. 31, 2013 Nord LB Facility [Member] item	Oct. 14, 2011 Global Aviation Asset Management Portfolio [Member] item	Oct. 14, 2011 Global Aviation Asset Management Portfolio [Member] Nord LB Facility [Member] item
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed							17	49	19
Repayment of outstanding principal amounts to Nord LB			$ 15,000,000	$ 25,000,000
Loan extension fee						0.45%
Loan fee						1,900,000
Interest payable based on LIBOR					3.30%
Weighted average interest rate	4.91%	5.18%			4.14%		4.15%
Accrued interest on the notes					900,000		700,000
Percentage of lease rate paid to debt service							95.00%
Period consider for no interest payment after termination of lease contrac							6 months
Period consider for interest payment after termination of lease contract							6 months
Percentage of lease rate paid to debt service for aircraft remaining off-lease after twelve months							85.00%
Period after lenders may require payment in full							24 months
Total principal payments under the Nord facility					110,100,000		57,900,000
Percentage of return on full equity investment							10.00%
Lender fee percentage							10.00%
Percentage of return on equity investment							10.00%
Maximum amount of fee payable							5,000,000
Write off of unamortized discount							800,000
Entities default obligation							$ 10,000,000